Related Party (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Related Party Transaction [Line Items]
Related party payable balance	$ 26,750	$ 13,000
Related party receivable balance	48,642	24,946	$ 58,017
Management [Member]
Related Party Transaction [Line Items]
Consulting fees	28,000	34,480
Board [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Officers' Compensation	32,000	5,000
Board [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Officers' Compensation	$ 37,000	$ 10,870